Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Payable and Accrued Liabilities (Tables)
Schedule of Accounts Payable and Accrued Liabilities
	December 31, 2021	December 31, 2020
Trade accounts payable	$540,288	$686,222
Accrued liabilities	5,740	19,349
Lease liability, current portion	21,019	-
Accrued interest payable	6,097	19,064
Payroll and commissions payable	15,203	32,101
Unrecognized tax position	90,000	90,000
	$678,347	$846,736